[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]


March 15, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     Re:     Invesco Unit Trusts, Series 1307
             File No. (333-185983) (CIK No. 1562986)
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Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on March 14, 2013.

Very truly yours,

/s/ JOHN F. TIERNEY

John F. Tierney
Vice President,
Invesco Capital Markets, Inc.